Convertible Advance Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Convertible Advance Payable
Convertible Advance Payable

Note 4 – Convertible Advance Payable

The Company’s advances payable are as follows:

Terms	Convertible Advance Payable

Issuance date of advances	Prior to 2018
Maturity date	Due on Demand
Interest rate	0%
Collateral	Unsecured
Conversion feature	45% discount to market price

Balance - December 31, 2023	563,000
No activity in 2024	—
Balance - December 31, 2024	563,000
No activity in 2025	—
Balance -September 30, 2025	$563,000

The Company has a $310,000 advance payable to a former Chief Financial Officer of the Company. The advance was originally issued with no formal terms. Pursuant to a 2017 bankruptcy proceeding, the creditor holds the option of repayment in either cash or shares of the Company’s common stock, at a 45% discount to the current market price of the common stock.

The Company has accounted for the advance payable under FASB ASC 480-10-25-14, given the obligation to issue a variable number of shares based solely or predominately on a fixed monetary amount, and recorded the liability at its fair value of $563,000 representing the holder’s discount to market on its common shares expected upon settlement. The convertible advance payable is classified within Level 3 of the valuation hierarchy.

Note 4 – Convertible Advance Payable

Terms	Convertible Advance Payable

Issuance date of advances	Prior to 2018
Maturity date	Due on Demand
Interest rate	0%
Collateral	Unsecured
Conversion feature	45% discount to market price

Balance - December 31, 2022	$563,000
No activity in 2023	—
Balance - December 31, 2023	563,000
No activity in 2023	—
Balance - December 31, 2024	$563,000

The Company has a $310,000 advance payable to a former Chief Financial Officer of the Company. The advance was originally issued with no formal terms. Pursuant to a 2017 bankruptcy proceeding, the creditor holds the option of repayment in either cash or shares of the Company’s common stock, at a 45% discount to the current market price of the common stock.

The Company has accounted for the advance payable under FASB ASC 480-10-25-14, given the obligation to issue a variable number of shares based solely or predominately on a fixed monetary amount, and recorded the liability at its fair value of $563,000 representing the holder’s discount to market on its common shares expected upon settlement. The convertible advance payable is classified within Level 3 of the valuation hierarchy.